Offerings - Offering: 1	Oct. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	446,436
Proposed Maximum Offering Price per Unit	4.39
Maximum Aggregate Offering Price	$ 1,959,854.04
Fee Rate	0.0087%
Amount of Registration Fee	$ 170.51
Offering Note	Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers an indeterminate number of additional shares of the Registrant's common stock that may be issuable as a result of stock splits, stock dividends, or similar transactions. The Proposed Maximum Offering Price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act. The price per share and aggregate offering price are based on the average of the high ($4.58) and low ($4.20) prices of the Registrant's common stock as reported on the Nasdaq Capital Market on October 19, 2026.